Note 4 - Equipment Subject to Operating Leases (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Equipment Subject To Operating Leases [Abstract]
Equipment subject to operating leases, net	$ 25	$ 23
Accumulated depreciation	(12)	(10)
Equipment subject to operating leases, net	$ 13	$ 13